Property, plant and equipment - Asset Retirement Obligation (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Asset Retirement Obligation	R$ 69,495	R$ 68,681